Contingent Liabilities and Assets - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	$ 163	$ 202
Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	161	195
Guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	$ 2	$ 7